FINANCIAL INSTRUMENTS - Financial Assets and Liabilities by Categories (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 606	€ 749
Financial liabilities	3,173	2,955
Trade payables and fixed assets payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	754	715
Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,361	2,151
Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	58	89
At amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,115	2,866
At amortized cost | Trade payables and fixed assets payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	754	715
At amortized cost | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,361	2,151
At amortized cost | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
At Fair Value through Profit and loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	44	79
At Fair Value through Profit and loss | Trade payables and fixed assets payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
At Fair Value through Profit and loss | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
At Fair Value through Profit and loss | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	44	79
At Fair Value through OCI
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	14	10
At Fair Value through OCI | Trade payables and fixed assets payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
At Fair Value through OCI | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
At Fair Value through OCI | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	14	10
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	184	164
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	393	481
Other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	29	104
At amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	184	238
At amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	184	164
At amortized cost | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
At amortized cost | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	74
At Fair Value through Profit and loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	29	30
At Fair Value through Profit and loss | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
At Fair Value through Profit and loss | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
At Fair Value through Profit and loss | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	29	30
At Fair Value through OCI
Disclosure of detailed information about financial instruments [line items]
Financial assets	393	481
At Fair Value through OCI | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
At Fair Value through OCI | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	393	481
At Fair Value through OCI | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 0	€ 0